Goodwill and Other Intangible Assets - Amortized Balance of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 96,158	$ 90,973
IMPAIRMENT OF INTANGIBLE ASSETS	30,142 [1]
Accumulated amortization	51,574	80,572
Amortized balance of intangible assets, gross	14,442	10,401
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	65,095	59,910
Customer Relations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 31,063	$ 31,063

[1]	See Note 1a(ii).